Label	Element	Value
Lazard Emerging Markets Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.

Lazard Emerging Markets Multi-Asset Portfolio

Supplement to Current Prospectus

The following replaces the table in “Summary Section—Lazard Emerging Markets Multi-Asset Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.23%	1.82%	.23%	*
Acquired Fund Fees and Expenses	.01%	.01%	.01%	*
Total Annual Portfolio Operating Expenses	1.24%	3.08%	1.24%
Fee Waiver and/or Expense Reimbursement**	—	1.62%	—
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.24%	1.46%	1.24%

*	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2028, to the extent Total Annual Portfolio Operating Expenses exceed 1.30%, 1.45% and 1.25% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

***	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.23%, 1.45% and 1.23% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Summary Section—Lazard Emerging Markets Multi-Asset Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$126	$393	$681	$1,500
Open Shares	$149	$462	$797	$1,746
R6 Shares	$126	$393	$681	$1,500

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Multi-Asset Portfolio